             U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549


                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.  Name and address of issuer:

    Alliance New Europe Fund, Inc.
    1345 Avenue of the Americas
    New York, NY  10105

    2. Name of each series or class of funds for which this notice is filed:

         Class A
         Class B
         Class C
         Advisor Class

3.  Investment Company Act File Number:

    811-6028

    Securities Act File Number:

    33-37848


4.  Last day of fiscal year for which this notice is filed:

    July 31, 1997

5.  Check the box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
    declaration:                  [  ]

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

      1,911,662 shares
    $34,613,640

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

      3,678,075 shares
    $59,364,130

9. Number and aggregate sale price of securities sold during the fiscal year:

      5,288,850 shares
    $85,999,162

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule
    24f- 2:

       -0- shares
      $-0-

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

       -0- shares
      $-0-

12. Calculation of registration fee:

         (i)  Aggregate sale price of
              securities sold during the
              fiscal year in reliance on rule
              24f-2 (from Item 10):                          $-0-

        (ii)  Aggregate price of shares
              issued in connection with
              dividend reinvestment plans
              (from Item 11, if applicable):            +    $-0-

       (iii)  Aggregate price of shares
              redeemed or repurchased during
              the  fiscal year (if
              applicable):                              -    $-0-

        (iv)  Aggregate price of shares
              redeemed or repurchased and
              previously applied as a
              reduction to filing fees
              pursuant to rule 24e-2 (if
              applicable):                              +    $-0-

         (v)  Net aggregate price of
              securities sold and issued
              during the fiscal year in
              reliance on rule 24f-2 [line
              (i), plus line (ii), less line
              (iii), plus line (iv)] (if
              applicable):                                    -0-

        (vi)  Multiplier prescribed by
              Section 6(b) of the Securities
              Act of 1933 or other applicable
              law or regulation (see
              instruction C.6):                         x  1/3300

       (vii)  Fee due [line (i) or line (v)
              multiplied by line (vi)]:                      $-0-

Instruction: Issuers should complete line (ii), (iii), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
    Commission's Rules of Informal and Other Procedures (17 CFR
    202.3a).                      [  ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                            SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*         /s/  Domenick Pugliese
                                  ___________________________
                                       Domenick Pugliese
                                       Assistant Secretary


Date:  September 11, 1997


*Please print the name and title of the signing officer below the signature.



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